Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
15.	Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited Condensed Consolidated Financial Statements were issued. Other than as described below and in Note 3, Business Combination and Note 7, Fair Value of Financial Instruments, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited Condensed Consolidated Financial Statements.

Amended ATW Convertible Notes

On July 26, 2022, the Company entered into an agreement (the “Amendment”) with FF Aventuras SPV XI, LLC, FF Adventures SPV XVIII LLC, FF Ventures SPV IX LLC and FF Venturas SPV X LLC, entities affiliated with ATW Partners LLC (collectively, the “Investors”), to extend the maturity date, adjust the conversion price and otherwise amend the terms (as described further below) of certain existing convertible promissory notes (the “Notes”) held by the Investors with a combined original aggregate principal amount of approximately $73.9 million. The Notes were issued in 2021 to the Investors pursuant to the Second Amended and Restated Note Purchase Agreement, dated as of October 9, 2020 (as amended from time to time, the “NPA”), among certain subsidiaries of the Company and guarantors party thereto, U.S. Bank National Association, as the notes agent, Birch Lake Fund Management, LP, as the collateral agent, and the note purchasers party thereto.

Pursuant to the Amendment:

(a)	the maturity date of each of the Notes was extended to October 31, 2026. This extension does not, however, defer the accrual of interest to the new maturity date. Interest shall accrue on the Notes at 10% per annum following February 10, 2023;

(b)	the conversion price of each of the Notes was adjusted to equal the lesser of (x) $10.00, (y) 95% of the per share daily volume weighted average prices (“VWAPs”) of the Company’s common stock during the 30 trading days immediately prior to the applicable conversion date and (z) the lowest effective price per share of common stock (or equivalents) issued or issuable by the Company in any financing of debt or equity after July 26, 2022, subject to possible adjustment as set forth therein (the “Set Price”). However, from July 26, 2022 to December 30, 2022, the conversion price of each of the Notes is equal to the lesser of (i) the Set Price, and (ii) 92% of the lowest of the VWAPs during the seven (7) trading days immediately prior to the applicable conversion date;

(c)	a “forced conversion” feature was added to each of the Notes that allows the Company, on or after December 31, 2022, to cause the conversion of all or part of, in the aggregate among all of the Notes, up to $35 million principal amount of the Notes less any principal amount of the Notes voluntarily converted by the holder thereof after July 26, 2022, subject to certain conditions as set forth in the Amendment;

(d)	the date by which the Investors must exercise their option to purchase additional “Subordinated Intermediate Last Out Optional Notes” from the Company under the terms of the NPA was extended to July 20, 2023; and

(e)	within 45 days of the date on which at least $50 million in senior secured convertible term loans have been funded to the Company by the Investors or their affiliates under the “Tranche A Loans” facility (the “Tranche A Facility”) (which funding by the Investors or their affiliates is conditioned upon the Company obtaining binding commitments for at least $100 million in additional financing) (the “Collateral Trigger Date”), subject to agreement by the Company and the Investors on the terms of such Tranche A Facility, the Amendment provides that the Company and the Investors will enter into a security agreement to secure the obligations under the Notes with a junior lien on substantially all of the assets that secure the Tranche A Facility.

New ATW Financing

On August 14, 2022, the Company entered into a Securities Purchase Agreement (the “SPA”) with FF Simplicity Ventures LLC, an affiliate of ATW Partners LLC, and in its capacity as administrative agent and collateral agent, and certain purchasers, including FF Simplicity Ventures LLC (collectively with additional purchasers from time to time party thereto, the “Purchasers”), to issue and sell $52 million in aggregate principal amount of the Company’s senior secured convertible notes, in each case upon the satisfaction of certain closing conditions, in multiple tranches, as follows: $27 million initially (the “Initial Bridge Notes”); $10 million on the 20th business day following the closing of the Initial Bridge Notes (the “Second Bridge Notes”); and $15 million (the “Third Bridge Notes” and with the Initial Bridge Notes and the Second Bridge Notes, the “Bridge Notes”) on or prior to October 11, 2022. Under the SPA, the Company is permitted to obtain incremental senior secured convertible notes in an aggregate principal amount of $248 million within 90 days after the closing of the Initial Bridge Notes, which incremental senior secured notes have not been committed by any additional Purchasers as of the date hereof (the “Incremental Notes” and together with the Bridge Notes, the “New Notes”). The Company is in active discussions with several potential additional Purchasers of the New Notes and other debt and equity investments in the Company, but there is no assurance that any additional New Notes will be issued under the SPA. The New Notes are subject to an original issue discount of 10%, and are convertible into shares of the Company’s Class A common stock at a conversion price equal to $2.69 (or $2.2865 for the Initial Bridge Notes and up to an additional $31 million of additional New Notes to the extent committed on or prior to August 17, 2022 and funded on or prior to August 19, 2022), plus an interest make-whole amount as set forth in the New Notes, subject to customary adjustments, including full ratchet anti-dilution protection. The shares of the Company’s Class A common stock issuable upon conversion of the New Notes are not transferable for six months without the prior written consent of the Company (which consent shall not be unreasonably withheld).

The New Notes are secured by the grant of a first priority perfected lien upon substantially all of the personal and real property of the Company and its subsidiaries, as well as guaranty by substantially all of the Company’s domestic subsidiaries. The New Notes mature on August 15, 2026 or earlier under certain conditions set forth in the SPA. The New Notes accrue interest at 10% per annum, provided that, subject to certain conditions set forth in the SPA, the Company may elect to pay such interest in Company Class A common stock if the Company also pays the Purchasers an additional cash interest payment equal to 5% per annum. Except in the case of a mandatory prepayment pursuant to the SPA, if any of the New Notes are prepaid, repaid, reduced, refinanced, or replaced in whole or in part prior to the August 15, 2026 maturity date, then the Company shall pay to the Purchaser a “Premium Percentage” in an amount ranging from 0% to 10% of the principal amount of such Note(s) as determined in accordance with a schedule set forth in the SPA. Pursuant to the SPA, each Purchaser that then owns at least $25 million principal amount of New Notes (when aggregated with any affiliates of such Purchaser) shall have customary preemptive rights to participate in any future financing by the Company as provided in the SPA. The Company agreed to use commercially reasonable efforts to seek The Nasdaq Stock Market LLC’s (“Nasdaq”) financial viability exception pursuant to Nasdaq Rule 5653(f) for the issuance of the Bridge Notes as soon as possible following the signing of the SPA.

As a closing condition under the SPA for funding of each of the Bridge Notes, the Company is required to deliver to each of the Purchasers a warrant (a “Warrant”) registered in the name of such Purchaser to purchase up to a number of shares of the Company’s Class A common stock equal to 33% of such shares issuable to such Purchaser upon conversion of the Note, with an exercise price equal to $5.00 per share, subject to customary weighted average anti-dilution protection and other adjustments, and are exercisable for seven years on a cash or cashless basis. The Company may repurchase the Warrants for $0.01 per Warrant share if and to the extent the volume weighted average prices of the Company’s Class A common stock during 20 of out 30 trading days prior to the repurchase is greater than $15.00 per share, subject to certain additional conditions.

The Company is required to use commercially reasonable efforts to efforts to (i) file, within 90 calendar days of the date of the SPA or as soon as practicable thereafter, a registration statement on the appropriate form providing for the resale by the Purchasers of the shares of Class A common stock issuable upon exercise of the Warrants and conversion of the New Notes, (ii) cause such registration statement to become effective within 180 days following the date of the SPA and (iii) maintain the effectiveness of such registration statement at all times until each Purchaser no longer owns any Warrants or New Notes or shares of Class A common stock issuable upon exercise or conversion thereof.

Each Purchaser has the option, from time to time for 12 months after the effective date of the aforementioned registration statement, to purchase additional senior secured convertible notes (referred to as “Tranche B Notes”) and Warrants of the Company on the same terms as the Incremental Notes in an aggregate amount not to exceed the initial principal amount of the Bridge Notes and Incremental Notes issued to such Purchaser, subject to certain conditions.

Events Subsequent to the Original Issuance of Condensed Consolidated Financial Statements

In connection with the reissuance of the Condensed Consolidated Financial Statements, the Company has evaluated subsequent events through August 29, 2022, the date the Condensed Consolidated Financial Statements were reissued.

ATW Notes Conversion

Between August 16, 2022 and August 29, 2022, the holders of the June 9, 2021 Note 1 and Note 2 and the August 10, 2021 Optional Notes converted $31,250 of principal at conversion prices ranging from $1.45 to $2.29 per share into 22,752,737 shares of Class A Common Stock.

17. Subsequent Events

Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the Consolidated Financial Statements.

Special Committee Investigation

As previously disclosed on November 15, 2021, the Company’s Board established a special committee of independent directors (“Special Committee”) to investigate allegations of inaccurate Company disclosures, including those made in an October 2021 short seller report and whistleblower allegations, which resulted in the Company being unable to timely file its third quarter 2021 Quarterly Report on Form 10-Q, Annual Report on Form 10-K for the year ended December 31, 2021 and amended Registration Statement on Form S-1 (File No. 333-258993). The Special Committee engaged outside independent legal counsel and a forensic accounting firm to assist with its review. On February 1, 2022, the Company announced that the Special Committee completed its review. On April 14, 2022, the Company announced the completion of additional investigative work based on the Special Committee’s findings, which were performed under the direction of the Executive Chairperson, reporting to the Audit Committee. In connection with the Special Committee’s review and subsequent investigative work, the following findings were made:

●	In connection with the Business Combination, statements made by certain Company employees to certain investors describing the role of Yueting (“YT”) Jia, the Company’s founder and former CEO, within the Company were inaccurate, and his involvement in the management of the Company post-Business Combination was more significant than what had been represented to certain investors.

●	The Company’s statements leading up to the Business Combination that it had received more than 14,000 reservations for the FF 91 vehicle were potentially misleading because only several hundred of those reservations were paid, while the others (totaling 14,000) were unpaid indications of interest.

●	Consistent with the Company’s previous public disclosures regarding identified material weaknesses in its internal control over financial reporting, the Company’s internal control over financial reporting requires an upgrade in personnel and systems.

●	The Company’s corporate culture failed to sufficiently prioritize compliance.

●	Mr. Jia’s role as an intermediary in leasing certain properties which were subsequently leased to the Company was not disclosed in the Company’s corporate housing disclosures.

●	In preparing the Company’s related party transaction disclosures, the Company failed to investigate and identify the sources of loans received from individuals and entities associated with Company employees.

In addition, certain individuals failed to fully disclose to individuals involved in the preparation of the Company’s SEC filings their relationships with certain related parties and affiliated entities in connection with, and following, the Business Combination, and failed to fully disclose relevant information, including but not limited to, information in connection with related parties and corporate governance to the Company’s independent registered public accounting firm PricewaterhouseCoopers LLP. Further, certain individuals failed to cooperate and withheld potentially relevant information in connection with the Special Committee investigation.

Based on the results of the investigation, the Special Committee concluded that, except as described above, other substantive allegations of inaccurate FF disclosures that it evaluated, were not supported by the evidence reviewed.

Based on the results of the Special Committee investigation and subsequent investigative work described above, the Board approved the following remedial actions:

●	certain remedial actions designed to enhance oversight and corporate governance of the Company, namely the following:

●	the appointment of Susan Swenson, a member of the Board, to the newly created position of Executive Chairperson of FF;

●	Dr. Carsten Breitfeld, FF’s Chief Executive Officer, reporting directly to Ms. Swenson and receiving a 25% annual base salary reduction;

●

the removal of Mr. Jia as an executive officer, although continuing in his position as Chief Product & User Ecosystem Officer of the Company and reporting directly to the Executive Chairperson, receiving a 25% annual base salary reduction, and his role limited to focusing on (a) Product and Mobility Ecosystem and (b) Internet, Artificial Intelligence, and Advanced R&D technology;

●	Matthias Aydt, Senior Vice President, Business Development and Product Definition and a director of the Company, being placed on probation as an executive officer for a six-month period, during which period he will remain as a non-independent member of the Board;

●	the appointment of Jordan Vogel as Lead Independent Director; certain changes to the composition of Board committees, including Brian Krolicki stepping down from his role as Chairman of the Board and Chair of the Nominating and Corporate Governance Committee and becoming a member of the Audit and Compensation Committees of the Board; Jordan Vogel stepping down from the Nominating and Corporate Governance Committee; and Scott Vogel becoming the Chair of the Audit Committee and the Nominating and Corporate Governance Committee of the Board; and

●	the suspension without pay of Jiawei (“Jerry”) Wang, the Company’s former Vice President, Global Capital Markets, who subsequently notified the Board of his decision to resign from FF on April 10, 2022;

●	the assessment and enhancement of FF’s policies and procedures regarding financial accounting and reporting and the upgrading of FF’s internal control over financial accounting and reporting, including by hiring additional financial reporting and accounting support, in each case at the direction of the Audit Committee;

●	the implementation of enhanced controls around FF’s contracting and related party transactions, including regular attestations by FF’s employees with authority to bind FF to contracts and related party transactions, for purposes of enabling FF to make complete and accurate disclosures regarding related party transactions;

●	the hiring of a Chief Compliance Officer, who reports on a dotted line to the Chair of the Audit Committee, and assessing and enhancing FF’s compliance policies and procedures;

●	the implementation of a comprehensive training program for all directors and officers regarding, among other things, internal FF policies;

●	the separation of Jarret Johnson, FF’s Vice President, General Counsel and Secretary; and

●	certain other disciplinary actions and terminations of employment with respect to other FF employees (none of whom is an executive officer).

SEC Investigation

Subsequent to the Company announcing the completion of the Special Committee investigation on February 1, 2022, the Company, certain members of the management team and employees of the Company received a notice of preservation and subpoena from the staff of the SEC stating that the SEC had commenced a formal investigation relating to the matters that were the subject of the Special Committee investigation. The Company, which had previously voluntarily contacted the SEC in connection with the Special Committee investigation in October 2021, is cooperating fully with the SEC’s investigation. The outcome of such an investigation is difficult to predict. The Company has incurred, and may continue to incur, significant expenses related to legal and other professional services in connection with the SEC investigation. At this stage, The Company is unable to assess whether any material loss or adverse effect is reasonably possible as a result of the SEC’s investigation or estimate the range of any potential loss.

Settlement of the Hans litigation

In January 2022, the Company settled an outstanding legal dispute for breach of lease under which the Company was named a co-defendant in a civil action case with the plaintiff seeking damages including unpaid rent, future unpaid rent, unpaid expenses, and unpaid taxes related to the lease. Under the terms of the agreement, the Company paid $1,800 in cash in January 2022 and agreed to pay an additional $3,400 plus 5% interest in October 2022.

Issuance of Options under the 2021 SI Plan

In January 2022, the Company awarded 3,646,557 stock options to employees and nonemployees under the 2021 SI Plan with an exercise price of $5.32 per share.

Beverly Hills, California Flagship Store Lease

In February 2022, the Company signed a Retail Lease Agreement with B. H. Triangle Associates, L.P., a California limited partnership (“Landlord”) for an approximately 13,000 square feet property in Beverly Hills, California for its first flagship store. The lease will commence on the earlier of the substantial completion of the Company’s leasehold improvements and June 1, 2022, and will continue for a period of 126 months thereafter. According to the agreement, rent fees will escalate over the lease term, starting from $1,534 during the first 12 months of the lease and increasing by 3% each 12 months thereafter. The Company has two consecutive options to extend the lease beyond its initial term for five additional years each by giving the Landlord not less than nine months prior notice. Rent fees during extension periods will be determined according to the fair value mechanism agreed upon between the parties. The lease agreement was effective on March 16, 2022. As part of the agreement, the Company is allowed tenant improvements in the amount of $1,030 by the Landlord. In connection with the lease agreement, on March 4, 2022, the Company obtained an unconditional and irrevocable letter of credit from East West Bank in the amount of $1,500. The letter of credit expires on March 4, 2023, and is renewed automatically for successive one-year periods, unless earlier terminated by the Company.

South Korea Contract Manufacturing Agreement

In February 2022, the Company entered into a definitive contract manufacturing and supply agreement with Myoung Shin Co., Ltd. (“Myoung Shin”), a South Korea-based automotive manufacturer and parts supplier, to manufacture the Company’s second vehicle, the FF 81. The agreement has an initial term of nine years from the start of production of the FF 81, which is scheduled for 2024. Pursuant to the agreement, Myoung Shin shall maintain sufficient manufacturing capabilities and capacity to supply FF 81 vehicles to the Company in accordance with the Company’s forecasts and purchase orders. The Company and Myoung Shin will each manufacture and supply certain FF 81 parts that Myoung Shin will use in the manufacture and assembly of FF 81 vehicles.